Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	Summit Midstream Partners, LP
Entity Central Index Key	0001549922
Document Type	8-K/A
Document Period End Date	Dec. 31, 2015
Amendment Flag	true
Amendment Description	The purpose of this Amendment No. 1 to our Current Report on Form 8-K, originally filed with the Securities and Exchange Commission (“SEC”) on June 6, 2016 (the “Original Filing”), which updated and superseded our Annual Report on Form 10-K dated February 29, 2016 (as updated and superseded by the Original Filing, the "2015 Annual Report"), is to include additional disclosure required in a footnote to our consolidated financial statements under Rule 3-10 of Regulation S-X ("Rule 3-10"). The additional disclosure results from a change in the guarantor structure of the Senior Notes (as defined in Note 9 to the consolidated financial statements) in connection with our March 2016 purchase of an interest in certain natural gas, crude oil and produced water gathering systems located in the Utica Shale, the Williston Basin and the DJ Basin as well as ownership interests in a natural gas gathering system and a condensate stabilization facility, both located in the Utica Shale (the "2016 Drop Down").
Current Fiscal Year End Date	--12-31